Reserves - Schedule of Share-Based Payment Reserve (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Share-Based Payment Reserve [Abstract]
Balance at beginning of year
Issue of RSUs to Directors and management (note 24)	608,156
Issue of shares to Directors and management in lieu of fees (i)	182,534
Balance at end of year	$ 790,690